                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSR

Investment Company Act file number 811-6073

                        SCUDDER CASH MANAGEMENT PORTFOLIO
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)
Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Cash Management Fund Investment
Treasury Money Fund Investment
Semiannual Report
to Shareholders
June 30, 2005

Contents

Funds
3	Information About Each Fund’s Expenses
6	Portfolio Summary
8	Financial Statements
12	Financial Highlights
14	Notes to Financial Statements
Portfolios
18	Investment Portfolios
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
33	Account Management Resources
34	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each fund’s objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about each fund. Please read the prospectus carefully before you invest.

An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each Fund’s prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

2   Investment Funds

Information About Each Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Funds limited these expenses; had they not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund’s expenses in two ways:

■	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

■	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Investment Funds    3

Cash Management Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005

Actual Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,010.10

Expenses Paid per $1,000*	$3.74

Hypothetical 5% Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,021.08

Expenses Paid per $1,000*	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios

Cash Management Fund Investment	0.75%

For more information, please refer to the Fund’s prospectus.

4   Investment Funds

Treasury Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005

Actual Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,009.40

Expenses Paid per $1,000*	$3.74

Hypothetical 5% Fund Return

Beginning Account Value 1/1/05	$1,000.00

Ending Account Value 6/30/05	$1,021.08

Expenses Paid per $1,000*	$3.76

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios

Treasury Money Fund Investment	0.75%

For more information, please refer to the Fund’s prospectus.

Investment Funds    5

Portfolio Summary

Cash Management Fund Investment

Asset Allocation	6/30/05	12/31/04

Short Term Notes	26%	20%
Certificates of Deposit and Bank Notes	21%	23%
Time Deposit	16%	5%
Commercial Paper	13%	36%
Repurchase Agreements	6%	3%
Promissory Notes	5%	3%
US Government Sponsored Agencies†	5%	4%
Master Notes	5%	2%
Funding Agreements	3%	3%
Asset Backed	—	1%

	100%	100%

†	Not backed by the full faith and credit of the US Government

Weighted Average Maturity

Cash Management Fund Investment	40 days	32 days
First Tier Retail Money Fund Average*	36 days	36 days

Treasury Money Fund Investment

Asset Allocation	6/30/05	12/31/04

Repurchase Agreements	50%	70%
US Government Backed	50%	30%

	100%	100%

Weighted Average Maturity

Treasury Money Fund Investment	20 days	31 days
Treasury and Repo Retail Money Fund Average**	22 days	28 days

*	The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

**	The Fund is compared to its respective iMoneyNet Category: Treasury and Repo Retail Money Fund Average — Category includes only retail government funds that hold US Treasuries and repurchase agreements backed by the US Treasury.

Asset allocation is subject to change. For more complete details about each Portfolio’s holdings, see page 18 (for Scudder Cash Management Portfolio), and page 23 (for Scudder Treasury Money Portfolio). A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolios as of month-end will be posted to scudder.com on the 15th of the following month.

6   Investment Funds

Following the Funds’ fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Funds    7

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)

	Cash
	Management	Treasury
	Fund	Money Fund
Assets	Investment	Investment

Investments in Portfolio*	$105,143,878	$134,329,929

Other assets	10,499	11,567

Total assets	105,154,377	134,341,496

Liabilities

Dividends payable	159,501	94,166

Accrued administrator service fee	38,908	50,567

Other accrued expenses and payables	32,098	27,538

Total liabilities	230,507	172,271

Net assets, at value	$104,923,870	$134,169,225

Net Assets

Net assets consist of:
Undistributed net investment income	16,274	13,437

Accumulated net realized gain (loss)	503	(12,651)

Paid–in capital	104,907,093	134,168,439

Net assets, at value	$104,923,870	$134,169,225

Net Assets Value

Net assets applicable to shares outstanding	$104,923,870	$134,169,225

Shares outstanding ($.001 par value per share unlimited number of shares authorized)	104,946,911	134,168,439

Net Asset Value, offering and redemption price per share	$1.00	$1.00

*	Investment in Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively.

The accompanying notes are an integral part of the financial statements.

8   Investment Funds

Statement of Operations for the six months ended June 30, 2005 (Unaudited)

	Cash
	Management	Treasury
	Fund	Money Fund
Investment Income	Investment	Investment

Income:
Total investment income allocated from Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively:
Interest	1,538,659	$1,809,589

Expenses	(99,805)[a]	(136,825)[b]

Net investment income allocated from the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio, respectively	1,438,854	1,672,764

Expenses:
Administrator service fees	306,214	376,996

Audit fees	9,518	10,706

Legal fees	15,474	13,261

Trustees’ fees and expenses	2,945	2,808

Reports to shareholders	16,741	9,788

Registration fees	9,641	14,459

Other	4,124	3,184

Total expenses, before expense reductions	364,657	431,202

Expense reductions	(47,365)	(54,207)

Total expenses, after expense reductions	317,292	376,995

Net investment income	1,121,562	1,295,769

Net realized gain (loss) from investments	503	(2,398)

Net increase (decrease) in net assets resulting from operations	$1,122,065	$1,293,371

[a]	For the six months ended June 30, 2005, the Advisor to the Scudder Cash Management Portfolio waived fees, of which $15,335 was allocated to the Cash Management Fund Investment on a pro-rated basis.

[b]	For the six months ended June 30, 2005, the Advisor to the Scudder Treasury Money Portfolio waived fees, of which $12,615 was allocated to the Treasury Money Fund Investment on a pro-rated basis.

The accompanying notes are an integral part of the financial statements.

Investment Funds    9

Statement of Changes in Net Assets — Cash Management Fund Investment

	Six Months Ended	Year Ended
	June 30, 2005	December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2004

Operations:
Net investment income	$1,121,562	$740,043

Net realized gain (loss) on investment transactions	503	936

Net increase (decrease) in net assets resulting from operations	1,122,065	740,979

Distributions to shareholders from:
Net investment income	(1,121,562)	(741,692)

Fund share transactions:
Proceeds from shares sold	654,658,275	1,424,240,134

Reinvestment of distributions	245,308	99,407

Cost of shares redeemed	(683,761,544)	(1,426,205,428)

Net increase (decrease) in net assets from Fund share transactions	(28,857,961)	(1,865,887)

Increase (decrease) in net assets	(28,857,458)	(1,866,600)

Net assets at beginning of period	133,781,328	135,647,928

Net assets at end of period (including undistributed net investment income of $16,274 and $16,274, respectively)	$104,923,870	$133,781,328

Other Information

Shares outstanding at beginning of period	133,804,872	$135,670,759

Shares sold	654,658,275	$1,424,240,134

Shares issued to shareholders in reinvestment of distributions	245,308	$99,407

Shares redeemed	(683,761,544)	$(1,426,205,428)

Net increase (decrease) in Fund shares	(28,857,961)	$(1,865,887)

Shares outstanding at end of period	104,946,911	$133,804,872

The accompanying notes are an integral part of the financial statements.

10   Investment Funds

Statement of Changes in Net Assets — Treasury Money Fund Investment

	Six Months Ended	Year Ended
	June 30, 2005	December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2004

Operations:
Net investment income	$1,295,769	$1,217,527

Net realized gain (loss) on investment transactions	(2,398)	(10,253)

Net increase (decrease) in net assets resulting from operations	1,293,371	1,207,274

Distributions to shareholders from:
Net investment income	(1,295,766)	(1,217,508)

Fund share transactions:
Proceeds from shares sold	546,617,894	2,017,751,409

Reinvestment of distributions	845,458	784,340

Cost of shares redeemed	(605,528,911)	(2,041,363,816)

Net increase (decrease) in net assets from Fund share transactions	(58,065,559)	(22,828,067)

Increase (decrease) in net assets	(58,067,954)	(22,838,301)

Net assets at beginning of period	192,237,179	215,075,480

Net assets at end of period (including undistributed net investment income of $13,437 and $13,434, respectively)	$134,169,225	$192,237,179

Other Information

Shares outstanding at beginning of period	192,233,998	215,062,544

Shares sold	546,617,894	2,017,751,409

Shares issued in reinvestment of distributions	845,458	784,340

Shares redeemed	(605,528,911)	(2,041,364,295)

Net increase (decrease) in Fund shares	(58,065,559)	(22,828,546)

Shares outstanding at end of period	134,168,439	192,233,998

The accompanying notes are an integral part of the financial statements.

Investment Funds    11

Financial Highlights

Cash Management Fund Investment

Years Ended
December 31,	2005[a]		2004	2003	2002	2001	2000

Selected Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.010		.007	.005	.011	.04	.06

Net realized and unrealized gain (loss) on investment transactions[b]	—		—	—	—	—	—

Total from investment operations	.010		.007	.005	.011	.04	.06

Less distributions from:
Net investment income	(.010)		(.007)	(.005)	(.011)	(.04)	(.06)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[c]	1.01	**	.68	.51	1.14	3.63	5.87

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	105		134	136	158	189	244

Ratio of expenses before expense reductions, including expenses allocated from Scudder Cash Management Portfolio (%)	.86	*	.85	.79	.78	.78	.79

Ratio of expenses after expense reductions, including expenses allocated from Scudder Cash Management Portfolio (%)	.75	*	.75	.75	.75	.75	.75

Ratio of net investment income (loss) (%)	2.01	*	.67	.49	1.10	3.60	5.75

[a]	For the six months ended June 30, 2005 (Unaudited).

[b]	Amount is less than $.0005.

[c]	Total returns would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

12   Investment Funds

Treasury Money Fund Investment

Years Ended
December 31,	2005[a]		2004	2003	2002	2001	2000

Selected Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.009		.006	.004	.010	.03	.05

Net realized gain (loss) on investment transactions[b]	—		—	—	—	—	—

Total from investment operations	.009		.006	.004	.010	.03	.05

Less distributions from:
Net investment income	(.009)		(.006)	(.004)	(.010)	(.03)	(.05)

Net realized gain on investment transactions	—		—	—[b]	—[b]	—	—

Total distributions	(.009)		(.006)	(.004)	(.010)	(.03)	(.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[c]	.94	**	.60	.41	1.04	3.33	5.60

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	134		192	215	214	285	336

Ratio of expenses before expense reductions, including expenses allocated from Scudder Treasury Money Portfolio (%)	.85	*	.82	.81	.78	.79	.78

Ratio of expenses after expense reductions, including expenses allocated from Scudder Treasury Money Portfolio (%)	.75	*	.75	.75	.75	.75	.75

Ratio of net investment income (%)	1.89	*	.54	.40	1.03	3.25	5.43

[a]	For the six months ended June 30, 2005 (Unaudited).

[b]	Amount is less than $.0005.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

Investment Funds    13

Notes to Financial Statements (Unaudited)

Note 1—Organization and Significant Accounting Policies

A. Organization

Scudder Advisor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, diversified, management investment company organized as a Massachusetts business trust. Cash Management Fund Investment and Treasury Money Fund Investment (each a “Fund” and collectively, the “Funds”) are two of several funds the Trust offers to investors.

The Funds seek to achieve their investment objectives by investing substantially all of their assets in the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio, respectively (each a “Portfolio” and collectively, the “Portfolios”), each an open-end management investment company registered under the 1940 Act and advised by Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”). Details concerning each Portfolio’s investment objectives and policies and the risk factors associated with each Portfolio’s investments are described in their respective Prospectuses and Statements of Additional Information.

At June 30, 2005, the Cash Management Fund Investment owned approximately 1% of the Scudder Cash Management Portfolio and the Treasury Money Fund Investment owned approximately 19% of the Scudder Treasury Money Portfolio. The financial statements of the Portfolios, including the Investment Portfolios, are contained elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

Each Fund determines the valuation of its investment in its Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio’s net assets.

Each Portfolio’s policies for determining the value of its net assets are discussed in each Portfolio’s Financial Statements, which accompany this report.

14   Investment Funds

C. Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2004 Treasury Money Fund Investment had a net tax basis capital loss carryforward of approximately $10,600 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2012, whichever occurs first.

D. Distribution of Income

The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

E. Contingencies

In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

F. Other

Each Fund receives a daily allocation of each respective Portfolio’s net investment income and net realized gains and losses in proportion to its investment in the respective Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses that are attributed to the Trust are allocated among the Funds in the Trust based on their respective net assets.

Investment Funds    15

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the Advisor for each Portfolio and Investment Company Capital Corp. (“ICCC” or the “Administrator”) is the Administrator for each Fund, both indirect, wholly owned subsidiaries of Deutsche Bank AG. Each Fund pays the Administrator an annual fee (“Administrator Service Fee”) based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.55%.

For the six months ended June 30, 2005, and through April 30, 2006, the Advisor and Administrator contractually agreed to waive a portion of their fees and/or reimburse expenses of each Fund to the extent necessary to maintain the annualized expenses of the Cash Management Fund Investment and Treasury Money Fund Investment each at 0.75% of their average daily net assets including expenses (excluding extraordinary expenses) of the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio, respectively.

Accordingly, for the six months ended June 30, 2005, the Administrator waived a portion of its Administrator Service Fee as follows:

	Amount	Amount	Annualized
	Aggregated	Waived	Effective Rate

Cash Management Fund Investment	$306,214	$47,365	0.46%

Treasury Money Fund Investment	$376,996	$54,207	0.47%

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. (“DeIM”), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the funds. For the six months ended June 30, 2005, the amounts charged to the Funds by DeIM included in the reports to shareholders at June 30, 2005 are as follows:.

	Total	Unpaid at
	Aggregated	June 30, 2005

Cash Management Fund Investment	$8,400	$3,120

Treasury Money Fund Investment	$8,400	$3,120

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services.

16   Investment Funds

Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Concentration of Ownership

From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.

At June 30, 2005, there was one shareholder who held approximately 24% of the outstanding shares of the Treasury Money Fund Investment.

Note 4—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Investment Funds    17

Investment Portfolio	as of June 30, 2005 (Unaudited)

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 21.2%
Australia & New Zealand Banking Group Ltd., 3.59%, 5/30/2006	25,000,000	25,000,000
Bank of America NA, 2.92%, 8/3/2005	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi, 3.31%, 8/9/2005	200,000,000	200,000,000
BNP Paribas, 3.02%, 8/22/2005	100,000,000	100,000,000
Calyon, 3.27%, 3/6/2006	55,000,000	55,000,000
Depfa Bank PLC:
3.22%, 2/6/2006	76,000,000	76,000,000
3.22%, 2/6/2006	25,000,000	25,000,000
3.25%, 8/26/2005	35,000,000	35,000,000
European Investment Bank, 4.0%, 8/30/2005	75,000,000	75,077,885
HBOS Treasury Services PLC:
3.04%, 7/5/2005	100,000,000	100,000,000
3.29%, 9/6/2005	40,000,000	40,000,000
3.62%, 4/12/2006	60,000,000	60,000,000
HSBC Bank PLC, 6.5%, 1/24/2006	11,550,000	11,757,184
Landesbank Hessen-Thuringen Girozentrale, 3.06%, 7/5/2005	75,000,000	75,000,248
LaSalle Bank NA, 3.59%, 5/30/2006	50,000,000	50,000,000
Societe Generale:
2.955%, 8/8/2005	35,000,000	35,000,182
3.045%, 7/1/2005	100,000,000	100,000,000
3.265%, 3/3/2006	86,000,000	86,000,000
Toronto Dominion Bank:
3.6%, 6/7/2006	32,000,000	32,000,000
3.705%, 5/19/2006	10,000,000	10,000,431
3.72%, 6/7/2006	50,000,000	49,995,451
3.73%, 6/23/2006	40,000,000	40,000,000
3.75%, 5/16/2006	21,000,000	20,998,208
UBS AG, 3.045%, 7/1/2005	200,000,000	200,000,000
UniCredito Italiano SpA:
3.185%, 8/15/2005	150,000,000	150,000,000
3.73%, 4/12/2006	10,000,000	10,000,000
Wells Fargo Bank NA, 3.1%, 7/8/2005	61,000,000	61,000,000

Total Certificates of Deposit and Bank Notes (Cost $1,772,829,589)		1,772,829,589

US Government Sponsored Agencies 5.2%
Federal Home Loan Mortgage Corp.:
3.083%*, 10/7/2005	100,000,000	100,000,000
3.184%*, 11/7/2005	50,000,000	50,000,000

The accompanying notes are an integral part of the financial statements.

18   Portfolios

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Federal National Mortgage Association:
2.84%, 8/3/2005	50,000,000	49,869,833
3.04%*, 9/7/2006	150,000,000	149,867,710
3.15%, 2/8/2006	32,000,000	31,914,449
3.25%*, 12/9/2005	15,000,000	14,995,977
3.314%*, 12/22/2006	10,000,000	9,991,270
7.0%, 7/15/2005	30,000,000	30,044,786

Total US Government Sponsored Agencies (Cost $436,684,025)		436,684,025

Short Term Notes* 26.4%
American Express Centurion Bank, 3.111%, 9/1/2005	50,000,000	50,003,225
Australia & New Zealand Banking Group Ltd., 3.28%, 6/23/2010	30,000,000	30,000,000
Beta Finance, Inc., 144A, 3.123%, 4/10/2006	45,000,000	45,011,495
Branch Banking & Trust Co., 3.268%, 3/15/2006	165,000,000	164,968,011
CC (USA), Inc., 3.334%, 11/23/2005	110,000,000	110,021,942
Citigroup, Inc., 3.555%, 3/20/2006	100,000,000	100,121,511
Credit Suisse First Boston, 3.38%, 9/9/2005	50,000,000	50,002,065
Depfa Bank PLC, 3.42%, 9/15/2005	32,000,000	32,000,000
General Electric Capital Corp., 3.6%, 9/23/2005	100,000,000	100,079,651
General Electric Co., 3.211%, 10/24/2005	86,730,000	86,744,475
Greenwich Capital Holdings, Inc.:
3.15%, 12/5/2005	90,000,000	90,000,000
3.17%, 11/14/2005	75,000,000	75,000,000
3.22%, 12/19/2005	50,000,000	50,000,000
Harris Trust & Savings Bank, 3.065%, 2/2/2006	30,000,000	29,999,112
HSBC Finance Corp.:
3.29%, 3/24/2006	25,000,000	25,000,000
3.37%, 8/18/2005	50,000,000	50,008,714
International Business Machines Corp., 3.14%, 3/8/2006	66,000,000	65,993,340
K2 (USA) LLC, 3.115%, 12/7/2005	100,000,000	99,984,753
Merrill Lynch & Co., Inc., 3.18%, 1/4/2006	35,000,000	35,000,000
Morgan Stanley:
3.508%, 11/15/2005	25,000,000	25,000,000
3.518%, 7/1/2005	30,000,000	30,000,000
National City Bank of Cleveland, 3.285%, 10/31/2005	50,000,000	49,999,124
Nationwide Building Society, 144A, 3.255%, 1/13/2006	45,000,000	45,018,099
Northern Rock PLC, 144A, 3.17%, 7/13/2005	40,000,000	40,000,380
Pfizer, Inc., 144A, 3.12%, 10/7/2005	70,000,000	70,000,000
Royal Bank of Scotland PLC, 3.246%, 9/29/2005	70,000,000	69,992,588
Skandinaviska Enskila Banken, 3.27%, 7/18/2006	50,000,000	50,000,000
SunTrust Bank, Atlanta, 3.17%, 4/28/2006	250,000,000	250,000,000
Tango Finance Corp., 144A, 3.15%, 2/10/2006	25,000,000	24,998,503

The accompanying notes are an integral part of the financial statements.

Portfolios    19

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

UniCredito Italiano SpA:
3.258%, 2/28/2006	150,000,000	149,962,459
3.4%, 9/26/2005	75,000,000	74,993,714
Westpac Banking Corp., 3.3%, 9/9/2005	40,000,000	39,997,699

Total Short Term Notes (Cost $2,209,900,860)		2,209,900,860

Commercial Paper** 13.7%
Atlantis One Funding Corp.:
3.16%, 8/16/2005	76,000,000	75,693,129
3.23%, 8/31/2005	30,339,000	30,172,953
3.28%, 8/9/2005	130,105,000	129,642,693
3.29%, 8/10/2005	180,000,000	179,342,000
Bank of America Corp., 3.25%, 8/9/2005	90,000,000	89,683,125
Citigroup Global Markets Holdings, Inc., 3.22%, 8/25/2005	100,000,000	99,508,056
Edison Asset Securitization LLC, 3.05%, 7/1/2005	33,218,000	33,218,000
General Electric Capital Corp., 3.01%, 7/1/2005	190,000,000	190,000,000
Giro Funding US Corp., 3.1%, 7/5/2005	25,000,000	24,991,389
HBOS Treasury Services PLC, 3.02%, 7/1/2005	50,000,000	50,000,000
Jupiter Securitization Corp., 3.1%, 7/7/2005	12,000,000	11,993,800
RWE AG, 2.92%, 8/8/2005	20,000,000	19,938,355
Sanofi-Aventis, 3.1%, 7/13/2005	90,000,000	89,907,000
Santander Central Hispano Finance (Delaware), Inc., 2.89%, 8/4/2005	90,000,000	89,754,350
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	30,000,000	29,349,729

Total Commercial Paper (Cost $1,143,194,579)		1,143,194,579

Master Notes 5.1%
Bear Stearns & Co., Inc., 3.588%*, 12/31/2005 (Cost $425,000,000)	425,000,000	425,000,000

Funding Agreements 2.7%
GE Capital Assurance Co.:
3.396%*, 1/25/2006	75,000,000	75,000,000
3.44%*, 9/1/2005	60,000,000	60,000,000
New York Life Insurance Co., 3.514%*, 9/20/2005	60,000,000	60,000,000
Travelers Insurance Co., 3.546%*, 3/31/2006	30,000,000	30,000,000

Total Funding Agreements (Cost $225,000,000)		225,000,000

The accompanying notes are an integral part of the financial statements.

20   Portfolios

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Asset Backed 0.3%
Volkswagen Auto Lease Trust, “A1”, Series 2005-A, 2.99%, 3/20/2006	22,799,496	22,799,496
World Omni Auto Receivables Trust, “A1”, Series 2005-A, 2.78%, 2/12/2006	5,312,561	5,312,561

Total Asset Backed (Cost $28,112,057)		28,112,057

Promissory Notes 5.2%
The Goldman Sachs Group, Inc.:
3.256%*, 10/7/2005	100,000,000	100,000,000
3.32%*, 8/10/2005	129,000,000	129,000,000
3.36%*, 2/16/2006	200,000,000	200,000,000
3.538%*, 10/28/2005	9,000,000	9,000,000

Total Promissory Notes (Cost $438,000,000)		438,000,000

Municipal Bonds and Notes 0.2%
Texas, State Public Finance Authority Revenue, Unemployment Compensation, Series B, 2.125%, 12/15/2005 (Cost $14,925,333)	15,000,000	14,925,333

Time Deposits 16.3%
Danske Bank AS, 3.45%, 7/1/2005	200,000,000	200,000,000
ING Belgium NV, 3.375%, 7/1/2005	300,000,000	300,000,000
KBC Bank NV, 3.34%, 7/1/2005	365,541,934	365,541,934
Societe Generale, 3.4%, 7/1/2005	142,683,000	142,683,000
Wells Fargo Bank NA, 3.375%, 7/1/2005	350,000,000	350,000,000

Total Time Deposit (Cost $1,358,224,934)		1,358,224,934

The accompanying notes are an integral part of the financial statements.

Portfolios    21

	Principal
Scudder Cash Management Portfolio	Amount ($)	Value ($)

Repurchase Agreements 5.9%
Countrywide Securities Corp., 3.45%, dated 6/30/2005, to be repurchased at $491,804,156 on 7/1/2005 (b) (Cost $491,757,029)	491,757,029	491,757,029

	% of
	Net Assets

Total Investment Portfolio (Cost $8,543,628,406) (a)	102.2	8,543,628,406
Other Assets and Liabilities, Net	(2.2)	(179,210,695)

Net Assets	100.0	8,364,417,711

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon–equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2005.

**	Annualized yield at the time of purchase; not a coupon rate.

(a)	Cost for federal income tax purposes was $8,543,628,406.

(b)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

152,588,132	Federal Home Loan Mortgage Corp.	2.5–6.5	2/2/2007–7/1/2035	132,998,662
363,289,180	Federal National Mortgage Association	3.921–7.0	7/1/2015–5/1/2036	372,464,653

Total Collateral Value				$505,463,315

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

22   Portfolios

Investment Portfolio	as of June 30, 2005 (Unaudited)

	Principal
Scudder Treasury Money Portfolio	Amount ($)	Value ($)

US Government Backed 49.5%
US Treasury Bills:
2.695%*, 8/4/2005	14,000,000	13,964,366
2.785%*, 7/14/2005	205,000,000	204,793,832
2.91%*, 9/1/2005	32,500,000	32,337,121
2.985%*, 9/8/2005	11,000,000	10,937,066
3.09%*, 11/10/2005	21,500,000	21,256,405
3.1%*, 11/10/2005	22,000,000	21,749,934
3.13%*, 7/15/2005	40,000,000	39,951,311

Total US Government Backed (Cost $344,990,035)		344,990,035

Repurchase Agreements 49.8%
Citigroup Global Markets, Inc., 3.25%, dated 6/23/2005, to be repurchased at $25,133,160 on 8/22/2005 (b)	25,000,000	25,000,000
Credit Suisse First Boston Corp. LLC, 2.95%, dated 6/30/2005, to be repurchased at $101,715,515 on 7/1/2005 (c)	101,707,181	101,707,181
UBS Securities LLC, 2.97%, dated 6/30/2005, to be repurchased at $110,009,075 on 7/1/2005 (d)	110,000,000	110,000,000
Westdeutsche Landesbank Gironzentrale, 3.32%, dated 6/30/2005, to be repurchased at $110,010,144 on 7/1/2005 (e)	110,000,000	110,000,000

Total Repurchase Agreements (Cost $346,707,181)		346,707,181

	% of
	Net Assets

Total Investment Portfolio (Cost $691,697,216) (a)	99.3	691,697,216
Other Assets and Liabilities, Net	0.7	4,885,006

Net Assets	100.0	696,582,222

*	Annualized yield at the time of purchase; not a coupon rate.

(a)	The cost for federal income tax purposes was $691,697,216.

(b)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

8,192,823	Federal Home Loan Mortgage Corp.	5.0–6.5	11/1/2014–2/1/2020	8,375,229
12,744,624	Federal National Mortgage Association	4.383–7.0	11/1/2013–5/1/2035	12,961,710
4,199,302	Government National Mortgage Association	4.125–6.0	3/15/2025–2/15/2035	4,327,394

Total Collateral Value				25,664,333

The accompanying notes are an integral part of the financial statements.

Portfolios    23

(c)	Collateralized by:

Principal		Rate	Maturity	Collateral
Amount ($)	Security	(%)	Date	Value ($)

81,442,000	US Treasury STRIPS	—	2/15/2008	74,064,985
66,985,000	US Treasury STRIPS	—	11/15/2023	29,676,364

Total Collateral Value				103,741,349

(d)	Collateralized by $108,021,115, US Treasury Inflation Index Note, 2.0%, maturing on 1/15/2014 with a value of $112,201,453.

(e)	Collateralized by $110,816,578, Government National Mortgage Association, 4.5–6.5%, with various maturities 1/15/2020-4/15/2033 with a value of $112,200,000.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

The accompanying notes are an integral part of the financial statements.

24   Portfolios

Financial Statements

Statements of Assets and Liabilities as of June 30, 2005 (Unaudited)

	Scudder Cash	Scudder
	Management	Treasury Money
Assets	Portfolio	Portfolio

Investments:
Investments in securities, at amortized cost	$8,543,628,406	$344,990,035

Repurchase agreements, at amortized cost	—	346,707,181

Total investments in securities, at amortized cost	8,543,628,406	691,697,216

Cash	137,438	909

Receivable for investments sold	—	44,953,200

Interest receivable	21,878,852	45,609

Other assets	126,370	3,269

Total assets	8,565,771,066	736,700,203

Liabilities

Payable for investments purchased	200,000,000	39,951,311

Accrued advisory fee	977,842	111,002

Accrued administrator service fee	251,739	40,265

Other accrued expenses and payables	123,774	15,403

Total liabilities	201,353,355	40,117,981

Net assets, at value	$8,364,417,711	$696,582,222

The accompanying notes are an integral part of the financial statements.

Portfolios    25

Statements of Operations for the six months ended June 30, 2005 (Unaudited)

	Scudder Cash	Scudder
	Management	Treasury Money
Investment Income	Portfolio	Portfolio

Income:
Interest	$142,946,528	$8,185,449

Expenses:
Advisory fee	7,719,905	456,145

Administrator service fees	2,573,301	152,048

Auditing	19,912	25,255

Legal	14,760	13,259

Trustees’ fees and expenses	192,110	8,816

Other	109,984	15,766

Total expenses, before expense reductions	10,629,972	671,289

Expense reductions	(1,416,114)	(66,396)

Total expenses, after expense reductions	9,213,858	604,893

Net investment income	133,732,670	7,580,556

Net realized gain (loss) from investment transactions	50,653	(9,817)

Net increase (decrease) in net assets resulting from operations	$133,783,233	$7,570,739

The accompanying notes are an integral part of the financial statements.

26   Portfolios

Statement of Changes in Net Assets — Scudder Cash Management Portfolio

	Six Months Ended	Years Ended
	June 30, 2005	December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2004

Operations:
Net investment income	$133,732,670	$143,447,885

Net realized gain (loss) on investment transactions	50,563	91,685

Net increase (decrease) in net assets resulting from operations	133,783,233	143,539,570

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	55,987,202,678	122,171,335,290

Value of capital withdrawn	(57,568,241,700)	(125,052,740,207)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,581,039,022)	(2,881,404,917)

Increase (decrease) in net assets	(1,447,255,789)	(2,737,865,347)

Net assets at beginning of period	9,811,673,500	12,549,538,847

Net assets at end of period	$8,364,417,711	$9,811,673,500

Statement of Changes in Net Assets — Scudder Treasury Money Portfolio

	Six Months Ended	Year Ended
	June 30, 2005	December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2004

Operations:
Net investment income	$7,580,556	$7,183,965

Net realized gain (loss) on investment transactions	(9,817)	(27,920)

Net increase (decrease) in net assets resulting from operations	7,570,739	7,156,045

Capital transaction in shares of beneficial interest:
Proceeds from capital invested	133,157,286	4,272,706,695

Value of capital withdrawn	(2,298,235)	(4,558,200,803)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	130,859,051	(285,494,108)

Increase (decrease) in net assets	138,429,790	(278,338,063)

Net assets at beginning of period	558,152,432	836,490,495

Net assets at end of period	$696,582,222	$558,152,432

The accompanying notes are an integral part of the financial statements.

Portfolios    27

Financial Highlights

Scudder Cash Management Portfolio

Years Ended December 31,	2005[a]		2004	2003	2002	2001	2000

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	8,364		9,812	12,550	11,237	10,864	8,806

Ratio of expenses before expense reductions (%)	.21	*	.21	.21	.20	.20	.20

Ratio of expenses after expense reductions (%)	.18	*	.18	.18	.18	.18	.18

Ratio of net investment income (%)	2.60	*	1.22	1.04	1.71	4.04	6.28

Total Return (%)[b,c]	1.30	**	1.26	1.06	1.72	—	—

Scudder Treasury Money Portfolio

Years Ended December 31,	2005[a]		2004	2003	2002	2001	2000

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	697		558	836	795	811	1,431

Ratio of expenses before expense reductions (%)	.22	*	.22	.21	.21	.21	.21

Ratio of expenses after expense reductions (%)	.20	*	.20	.20	.20	.20	.20

Ratio of net investment income (%)	2.49	*	1.12	.95	1.56	3.94	5.95

Total Return (%)[b,d]	1.23	**	1.17	.96	1.60	—	—

[a]	For the six months ended June 30, 2005 (Unaudited).

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return for the Scudder Cash Management Portfolio was derived from the performance of Cash Reserves Fund Institutional.

[d]	Total return for the Scudder Treasury Money Portfolio was derived from the performance of Treasury Money Fund Institutional.

*	Annualized

**	Not annualized

28   Portfolios

Notes to Financial Statements (Unaudited)

Note 1—Organization and Significant Accounting Policies

A. Organization

The Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio (each a “Portfolio,” and collectively, the “Portfolios”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end, diversified, management investment companies organized as New York business trusts.

Each Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

B. Security Valuation

Each Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Investments in open–end investment companies are valued at their net asset value each business day.

C. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub–custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Portfolios    29

D. Federal Income Taxes

Each Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provisions are necessary.

E. Contingencies

In the normal course of business, the Portfolios may enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet been made. However, based on experience, the Portfolios expects the risk of loss to be remote.

F. Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex–dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Each Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Note 2—Fees and Transactions with Affiliates

Deutsche Asset Management, Inc., (“DeAM, Inc.” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for each of the Portfolios. Under the Advisory Agreement, each Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

For the six months ended June 30, 2005, and through April 30, 2006, the Advisor and Administrator maintained the annualized expenses of the Scudder Cash Management Portfolio and Scudder Treasury Money Portfolio at not more than 0.18% and 0.20%, respectively, of each Portfolio’s average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive a portion of their fees may vary at any time without notice to the shareholders.

30   Portfolios

Accordingly, for the six months ended June 30, 2005, the Advisor waived a portion of its Advisory fee as follows:

	Total	Amount	Annualized
	Aggregated	Waived	Effective Rate

Scudder Cash Management Portfolio	$7,719,905	$1,366,086	0.12%

Scudder Treasury Money Portfolio	$456,145	$63,095	0.13%

Investment Company Capital Corp. (“ICCC” or the “Administrator”), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is each Portfolio’s Administrator. Each Portfolio pays the Administrator an annual fee (“Administrator Service Fee”) based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out–of–pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex’s Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3—Expense Reductions

For the six months ended June 30, 2005, the Advisor had agreed to reimburse the Scudder Cash Management Portfolio and the Scudder Treasury Money Portfolio $50,028 and $3,301, respectively, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

Note 4—Line of Credit

Each Portfolio and several other affiliated funds (the “Participants”) share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 5 percent of its net assets under this agreement.

Portfolios    31

Note 5—Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry–wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

32   Portfolios

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.

Web Site	moneyfunds.deam-us.db.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.

Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210

Proxy Voting	A description of the fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — scudder.com (type ‘proxy voting‘ in the search field) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Cash Management Fund Investment	Treasury Money Fund Investment

Nasdaq Symbol	BCSXX	BTTXX

CUSIP Number	81111R 106	81111R 403

Fund Number	834	835

Investment Funds    33

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Deutsche Asset Management mutual funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients’ information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Deutsche Asset Management

Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

September 2004

34   Investment Funds

Notes

Notes

Notes

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808

COMBMONSA

39189 (8/05)

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Cash Management Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Cash Management Portfolio

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 31, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 31, 2005